INCOME TAX (Schedule of Income Tax Expense Recognized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income tax expense
Current	$ 10,942	$ 5,613
Deferred	2,052	3,296
Income tax expense	$ 12,994	$ 8,909